EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserve of exchange differences on translation [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	$ (2,656,644)	$ (1,925,714)	$ (2,086,555)
Increase (decrease) by application of new accounting standards			215,299
Initial balance Restated			(1,871,256)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	(233,643)	(730,930)	(54,458)
Ending balance	(2,890,287)	(2,656,644)	(1,925,714)
Reserve of cash flow hedges [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(9,333)	18,140	1,506
Increase (decrease) by application of new accounting standards
Initial balance Restated			1,506
Derivatives valuation gains (losses)	65,880	(26,899)	18,436
Deferred tax	345	(574)	(1,802)
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries
Ending balance	56,892	(9,333)	18,140
Reserve of remeasurements of defined benefit plans [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(15,178)	(10,926)	(12,900)
Increase (decrease) by application of new accounting standards
Initial balance Restated			(12,900)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans	(10,635)	(5,818)	2,758
Deferred tax actuarial IAS by employee benefit plans	2,873	1,566	(784)
Translation difference subsidiaries
Ending balance	(22,940)	(15,178)	(10,926)
Other Comprehensive Income [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(2,681,155)	(1,918,500)	(2,097,949)
Increase (decrease) by application of new accounting standards			215,299
Initial balance Restated			(1,882,650)
Derivatives valuation gains (losses)	65,880	(26,899)	18,436
Deferred tax	345	(574)	(1,802)
Actuarial reserves by employee benefit plans	(10,635)	(5,818)	2,758
Deferred tax actuarial IAS by employee benefit plans	2,873	1,566	(784)
Translation difference subsidiaries	(233,643)	(730,930)	(54,458)
Ending balance	$ (2,856,335)	$ (2,681,155)	$ (1,918,500)